Shareholder’s Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Sep. 06, 2024	Sep. 05, 2024	Dec. 31, 2023	Mar. 23, 2023
Shareholder’s Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 4
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Statutory reserve (in Dollars)		$ 89,685			$ 89,685
Consolidated net assets (in Dollars)		$ 211,599			458,016
PRC [Member]
Shareholder’s Equity [Line Items]
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Class A ordinary shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]	$ 658			$ 433
Share authorized	[1]	400,000,000			400,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0001			$ 0.0001
Common share outstanding	[1]	6,582,000			4,332,000
Common share issued	[1]	6,582,000			4,332,000
Number of vote		(1)
Class A ordinary shares [Member] | Shareholders [Member]
Shareholder’s Equity [Line Items]
Common share outstanding						4,332,000
Common share issued						4,332,000
Class B ordinary shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]	$ 767			$ 767
Share authorized	[1]	100,000,000			100,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0001			$ 0.0001
Common share outstanding	[1]	7,668,000			7,668,000
Common share issued	[1]	7,668,000			7,668,000
Number of vote		(20)
Class B ordinary shares [Member] | Shareholders [Member]
Shareholder’s Equity [Line Items]
Common share outstanding						7,668,000
Common share issued						7,668,000
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Share authorized		500,000,000
Ordinary Shares [Member] | Class A ordinary shares [Member]
Shareholder’s Equity [Line Items]
Common share outstanding				2,250,000
Common share issued				6,582,000
Ordinary Shares [Member] | Class B ordinary shares [Member]
Shareholder’s Equity [Line Items]
Common share issued				7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.